Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events:
16.      Subsequent Events:
a)      Loan developments
-        In July 2017, the Company refinanced the Heron Vessels Facility through Tranche B of the ABN AMRO Bank N.V. $30,844 Facility (Note 8).
-        In July 2017, the Company finalized the Restructuring through the execution of all corresponding Supplemental Agreements.
b)      Fleet update
On July 24, 2017 the Company took delivery of the vessel Diva for a purchase price of $10,500 (Note 5). The vessel replaced the sold vessel Star Eleonora as a pledged vessel under the DNB $120,000 Facility (Note 8).